Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments, Measured at Fair Value on a Recurring and Non-recurring Basis
As at December 31, 2015, the Company’s financial instruments, measured at fair value on a recurring and non-recurring basis, were as follows:

	Amount at Fair Value $	Fair Value Measurements Using
		Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
U.S. term deposits	21,259	21,259	—	—
Marketable securities
U.S. federal bonds	35,970	35,970	—	—
Corporate bonds	44,028	—	44,028	—
As at December 31, 2016, the Company’s financial instruments, measured at fair value on a recurring and non-recurring basis, were as follows:

	Amount at Fair Value $	Fair Value Measurements Using
		Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
Corporate bonds	9,994	—	9,994	—
Marketable securities:
U.S. term deposits	46,385	46,385	—	—
U.S. federal bonds	70,667	70,667	—	—
Corporate bonds	191,345	—	191,345	—
Derivatives:
Foreign exchange forward contracts	(1,818)	—	(1,818)	—